Related Party Transactions and Direction and Coordination Activity - Summary of Remuneration to Key Managers (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of employee benefits expense [abstract]
Short-term remuneration	€ 6.8	€ 10.4	€ 13.1
Long-term remuneration	0.5	0.1	1.9
Employment termination benefit incentives	5.6	25.5	12.0
Share-based payments	1.0	1.0	9.1
Total	€ 14.0	€ 37.0	€ 36.1